Annual Total Returns [BarChart] - First Trust Alternative Absolute Return Strategy ETF - First Trust Alternative Absolute Return Strategy ETF	May 03, 2021
Bar Chart Table:
2017	6.08%
2018	(9.23%)
2019	(1.27%)
2020	7.35%